SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 9) (USD $)	3 Months Ended													6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Sales	$ 313,371,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 655,272,000	$ 630,967,000	$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	18,242,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	59,155,000	67,224,000	94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Interim financial information
Revenue recognition
Sales				339,600,000	316,800,000	343,000,000	322,800,000	347,900,000	281,900,000	354,000,000	325,100,000	272,500,000	246,600,000
Operating income				32,500,000	27,800,000	19,700,000	27,800,000	40,600,000	25,400,000	31,500,000	22,300,000	34,800,000	18,000,000
Transportation Systems
Revenue recognition
Sales	118,600,000				125,800,000												513,500,000	427,100,000	383,000,000	314,300,000
Operating income	13,200,000				17,900,000												76,300,000	66,900,000	51,800,000	56,400,000
Transportation Systems | Interim financial information
Revenue recognition
Sales				131,700,000	125,800,000	117,500,000	111,100,000	110,300,000	88,200,000	107,900,000	106,900,000	98,700,000	69,500,000
Operating income				23,400,000	17,900,000	9,200,000	17,100,000	26,600,000	14,000,000	12,200,000	10,000,000	22,300,000	7,300,000
Defense Systems
Revenue recognition
Sales	81,200,000				83,300,000												375,400,000	390,700,000	368,200,000	287,500,000
Operating income	1,200,000				6,000,000												34,600,000	29,800,000	31,600,000	19,900,000
Defense Systems | Interim financial information
Revenue recognition
Sales				80,700,000	83,300,000	106,500,000	85,600,000	104,100,000	94,500,000	123,000,000	106,600,000	63,900,000	74,700,000
Operating income				6,100,000	6,000,000	7,100,000	4,000,000	10,800,000	7,900,000	12,200,000	6,000,000	6,800,000	6,600,000
Mission Support Services
Revenue recognition
Sales	113,400,000				107,500,000												491,400,000	476,500,000	4,449,000	420,600,000
Operating income	4,200,000				4,500,000												21,900,000	23,900,000	27,900,000	25,900,000
Mission Support Services | Interim financial information
Revenue recognition
Sales				126,900,000	107,500,000	118,700,000	125,900,000	133,100,000	98,800,000	122,400,000	111,300,000	109,400,000	101,800,000
Operating income				4,600,000	4,500,000	5,700,000	8,000,000	5,100,000	5,100,000	7,700,000	7,500,000	7,100,000	5,600,000
Unallocated corporate expenses and other
Revenue recognition
Operating income	(400,000)				(600,000)												(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Unallocated corporate expenses and other | Interim financial information
Revenue recognition
Operating income				(1,600,000)	(600,000)	(2,300,000)	(1,300,000)	(1,900,000)	(1,600,000)	(600,000)	(1,200,000)	(1,400,000)	(1,500,000)
Other
Revenue recognition
Sales	200,000				200,000												1,100,000	1,300,000	2,100,000	3,500,000
Other | Interim financial information
Revenue recognition
Sales				$ 300,000	$ 200,000	$ 300,000	$ 200,000	$ 400,000	$ 400,000	$ 700,000	$ 300,000	$ 500,000	$ 600,000